LOAN PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 6 – LOAN PAYABLE

On June 16, 2020, the Company entered into a financing arrangement to purchase a vehicle, and obtained a loan of $78,491, payable over a term of 72 months, interest bearing at 3.99%, with a monthly payment of principal and interest of $1,228.

	June 30, 2021	March 31, 2021
Loan payable	$65,667	$68,670
Less: Current portion	(12,335)	(12,212)
Loan Payable - Non-current portion	$53,332	$56,458

The amount of loan payments due in the next five years ended March 31, are as follows:

2022 (Remainder)	$9,210
2023	12,699
2024	13,231
2025	13,762
2026	14,321
Thereafter	2,444
Total	$65,667

The Company recorded interest expense on the loan of $681 and $257 for the three months ended June 30, 2021 and 2020, respectively.

NOTE 6 – LOAN PAYABLE

On June 16, 2020, the Company entered into a financing arrangement to purchase a vehicle, and obtained a loan of $78,491, payable over a term of 72 months, interest bearing at 3.99%, with a monthly payment of principal and interest of $1,228.

	March 31, 2021	March 31, 2020
Loan payable	$68,670	$-
Less: Current portion	(12,212)	-
Loan Payable - Non-current portion	$56,458	$-

The amount of loan payments due in the next five years ended March 31, are as follows:

2022	$12,212
2022	12,699
2023	13,231
2024	13,762
2025	14,321
2026	2,445
Total	$68,670

The Company recorded interest expense on the loan of $2,455 and $0 for the years ended March 31, 2021 and 2020, respectively.